Provisions (Details) - Schedule of provisions - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of provisions [Abstract]
Provision for employees' end of service benefits	$ 40,514	$ 13,941
Asset retirement obligation	873,334
Total	$ 913,848	$ 13,941